MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND          Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 2000              New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended August 31, 2000, many of the trends in the global utilities arena that were established in 1999 reversed themselves. Telecommunications stocks, which had been exceptionally strong last year, were weak during the first six months of the fiscal year. Power stocks, which had been weak for a number of years, were strong in the current period. The rise of the U.S. dollar against many currencies, especially those in Europe, led non-U.S. utilities to underperform their U.S. counterparts on a dollar-adjusted basis.

PERFORMANCE AND PORTFOLIO

For the six-month period ended August 31, 2000, Morgan Stanley Dean Witter Global Utilities Fund's Class B shares returned 1.42 percent, compared to a return of 3.44 percent for the broad-based Morgan Stanley Capital International
(MSCI) World Index.(1) For the same period, the Fund's Class A, C and D shares had total returns of 1.73 percent, 1.36 percent and 1.88 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Although the Fund reduced its exposure to telecommunications stocks during the first half of its fiscal year, the portfolio's performance was negatively affected by its overweighting compared to the broad-based index. The Fund increased its weighting to power investments during the period, a move that proved beneficial, given that sector's strong performance.

---------------------
(1)The Morgan Stanley Capital International (MSCI) World Index measures performance from a range of global stock markets including securities representative of the market structure of 22 developed market countries diverse in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

The underperformance of non-U.S. utilities led the Fund's managers to reduce them and redeploy the proceeds into the United States. Among the Fund's new U.S. holdings were Emerson Electric, McLeodUSA, NRG Energy, Tycom and Public Service Enterprise. Outside the United States, we reinitiated a position in Telefonos de Mexico.

LOOKING AHEAD

Although the six-month period ended August 31, 2000, was very strong for power stocks, we anticipate that in the months ahead there may be some hiatus in the sector's momentum. Telecom stocks are trading at increasingly favorable valuations, which should provide this group with support. Going forward, we will continue to adjust the industry and geographic allocation of the Fund's utilities investments as we pursue its objective.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FUND PERFORMANCE August 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      28.00%(1)  21.28%(2)
Since Inception (7/28/97)   23.91%(1)  21.77%(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      27.09%(1)   26.09%(2)
Since Inception (7/28/97)   22.98%(1)   22.98%(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      27.23%(1)   22.23%(2)
5 Years                     20.50%(1)   20.31%(2)
Since Inception (5/31/94)   18.00%(1)   18.00%(2)

                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      28.44%(1)
Since Inception (7/28/97)   24.25%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS (95.6%)
            AUSTRALIA (1.0%)
            Energy
1,655,000   Australian Gas Light
             Company Ltd. .............  $   10,019,866
                                         --------------

            BERMUDA (0.8%)
            Telecommunications
  255,000   Global Crossing Ltd.*......       7,665,938
                                         --------------

            CANADA (4.1%)
            Computer Processing
            Hardware
  600,000   Sanga International Inc.
             (a)*......................              --
                                         --------------
            Energy
  680,000   Enbridge Inc. .............      15,605,649
                                         --------------

            Telecommunication Equipment
  160,000   Nortel Networks Corp. .....      13,063,553
                                         --------------

            Telecommunications
  210,000   BCE Inc....................       4,705,323
  140,000   BCT. Telus Communications,
            Inc. (Non -Voting)
            (Class A).................        3,716,730
  163,233   BCT. Telus Communications,
            Inc. (Voting).............        4,366,771
                                         --------------
                                             12,788,824
                                         --------------

            TOTAL CANADA...............      41,458,026
                                         --------------

            FINLAND (0.9%)
            Telecommunication Equipment
  220,000   Nokia Oyj..................       9,640,579
                                         --------------

            FRANCE (1.4%)
            Engineering & Construction
   70,000   Suez Lyonnaise des Eaux....      10,369,831
                                         --------------
            Telecommunications
   35,000   France Telecom S.A.
             (ADR).....................       4,035,937
                                         --------------

            TOTAL FRANCE...............      14,405,768
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            GERMANY (2.6%)
            Electric Utilities
  280,000   E. ON AG...................  $   13,420,512
  155,000   RWE AG.....................       5,757,639
                                         --------------
                                             19,178,151
                                         --------------

            Electronic Equipment/
             Instruments
   45,000   Siemens AG.................       7,249,473
                                         --------------

            TOTAL GERMANY..............      26,427,624
                                         --------------

            ITALY (0.5%)
            Wireless Communications
  580,000   Telecom Italia Mobile
             SpA.......................       5,024,526
                                         --------------

            JAPAN (0.4%)
            Wireless Communications
      170   NTT Docomo Inc. ...........       4,489,605
                                         --------------

            MEXICO (0.9%)
            Telecommunications
  160,000   Telefonos de Mexico S.A.
             (Series L) (ADR)..........       8,710,000
                                         --------------

            NEW ZEALAND (0.3%)
            Telecommunications
1,080,000   Telecom Corporation of New
             Zealand Ltd. .............       3,001,449
                                         --------------

            PORTUGAL (1.3%)
            Electric Utilities
2,300,000   Electricidade de Portugal,
             S.A. .....................       7,451,402
                                         --------------

            Telecommunications
  550,000   Portugal Telecom S.A.
             (Registered Shares).......       5,721,470
                                         --------------

            TOTAL PORTUGAL.............      13,172,872
                                         --------------

            SPAIN (1.8%)
            Electric Utilities
  750,000   Empresa Nacional de
             Electricidad S.A. ........      14,612,115
                                         --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Telecommunications
  190,000   Telefonica S.A.*...........  $    3,642,710
                                         --------------

            TOTAL SPAIN................      18,254,825
                                         --------------

            SWEDEN (0.9%)
            Telecommunication Equipment
  460,000   Ericsson (L.M.) Telephone
             Co. AB (Series "B"
             Free).....................       9,277,728
                                         --------------

            SWITZERLAND (1.3%)
            Electrical Products
  120,000   ABB Ltd. ..................      13,427,440
                                         --------------

            UNITED KINGDOM (3.6%)
            Electric Utilities
1,900,000   Scottish Power PLC.........      14,464,747
                                         --------------

            Telecommunications
   55,000   COLT Telecom Group PLC
             (ADR)*....................       7,452,500
  775,000   Energis PLC*...............       7,068,875
                                         --------------
                                             14,521,375
                                         --------------

            Wireless Communications
  190,000   Vodafone Group PLC
             (ADR).....................       7,778,125
                                         --------------
            TOTAL UNITED KINGDOM.......      36,764,247
                                         --------------

            UNITED STATES (73.8%)
            Aerospace & Defense
  300,000   General Motors Corp.
             (Class H)*................       9,937,500
                                         --------------

            Cable/Satellite TV
  259,600   AT&T Corp. - Liberty Media
             Group (Class A)*..........       5,548,950
   61,600   Comcast Corp. (Class A
             Special)*.................       2,294,600
                                         --------------
                                              7,843,550
                                         --------------
            Computer Communications
  100,000   Cisco Systems, Inc.*.......       6,850,000
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Electric Utilities
 410,000    AES Corp. (The)*...........  $   26,137,500
 110,000    Allegheny Energy, Inc. ....       3,946,250
 285,000    Calpine Corp.*.............      28,215,000
 300,000    CMS Energy Corp. ..........       7,837,500
 150,000    Consolidated Edison,
             Inc. .....................       4,696,875
 475,000    Constellation Energy Group,
             Inc. .....................      18,168,750
 430,000    Dominion Resources,
             Inc. .....................      22,790,000
 735,000    DPL, Inc. .................      20,074,687
 370,000    DQE, Inc. .................      14,869,375
 520,000    DTE Energy Co. ............      18,070,000
 320,000    Duke Energy Corp. .........      23,940,000
 555,000    Edison International.......      11,481,562
 625,000    Energy East Corp. .........      14,179,687
 340,000    FPL Group, Inc. ...........      18,147,500
 175,000    Montana Power Co. .........       6,310,937
 375,000    NRG Energy, Inc.*..........       9,843,750
 400,000    PECO Energy Co. ...........      19,275,000
 585,000    PG & E Corp. ..............      16,928,437
 445,000    Pinnacle West Capital
             Corp. ....................      18,328,437
 415,000    Public Service Enterprise
             Group, Inc. ..............      15,043,750
 640,000    Reliant Energy, Inc. ......      23,760,000
 590,000    Southern Co. ..............      17,663,125
 200,000    TXU Corp. .................       6,987,500
 765,000    UtiliCorp United, Inc. ....      18,216,562
 426,250    Xcel Energy, Inc. .........      10,682,891
                                         --------------
                                            395,595,075
                                         --------------

            Electrical Products
 150,000    Emerson Electric Co. ......       9,928,125
                                         --------------

            Energy
 295,000    Columbia Energy Group......      20,705,313
 538,200    Dynegy, Inc. (Class A).....      24,219,000
 305,000    ENRON Corp. ...............      25,886,875
 500,000    KeySpan Corp. .............      17,218,750
                                         --------------
                                             88,029,938
                                         --------------

            Engineering & Construction
 154,000    Metromedia Fiber Network,
             Inc. (Class A)*...........       6,150,375
                                         --------------

            Media Conglomerates
  73,600    Time Warner Inc. ..........       6,292,800
                                         --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Miscellaneous Commercial
             Services
 280,000    Convergys Corp.*...........  $   10,955,000
                                         --------------

            Oil & Gas Pipelines
 405,000    El Paso Energy Corp. ......      23,591,250
                                         --------------

            Telecommunication Equipment
 175,000    American Tower Corp.
             (Class A)*................       6,354,688
 120,000    Lucent Technologies,
             Inc. .....................       5,017,500
 143,400    Motorola, Inc. ............       5,171,363
                                         --------------
                                             16,543,551
                                         --------------
            Telecommunications
 150,000    ALLTEL Corp. ..............       7,584,375
 338,925    AT&T Corp. ................      10,676,138
 445,000    BellSouth Corp. ...........      16,604,063
 500,000    BroadWing Inc.*............      13,968,750
 295,000    Global Telesystems Group,
             Inc.*.....................       2,544,375
 115,000    Level 3 Communications,
             Inc.*.....................      10,031,953
 220,000    McLeodUSA, Inc.
             (Class A)*................       3,478,750
 450,000    Qwest Communications
             International, Inc.*......      23,231,250
 520,000    SBC Communications, Inc....      21,710,000
 190,000    Sprint Corp. (FON Group)...       6,365,000
 188,000    TyCom, Ltd.*...............       7,825,500
 502,100    Verizon Communications
             Inc. .....................      21,904,113
 255,000    WorldCom, Inc.*............       9,307,500
                                         --------------
                                            155,231,767
                                         --------------
            Wireless Communications
 195,000    Sprint Corp. (PCS
             Group)*...................       9,786,563
 188,250    WinStar Communications,
             Inc.*.....................       5,059,219
                                         --------------
                                             14,845,782
                                         --------------

            TOTAL UNITED STATES........     751,794,713
                                         --------------

            TOTAL COMMON STOCKS
            (Cost $713,225,481)........     973,535,206
                                         --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (b) (4.3%)
            U.S. GOVERNMENT AGENCY
$ 43,600    Federal National Mortgage
             Assoc. 6.53% due 09/01/00
             (Cost $43,600,000)........  $   43,600,000
                                         --------------


TOTAL INVESTMENTS
(Cost $756,825,481) (c) .....     99.9%   1,017,135,206


OTHER ASSETS IN EXCESS OF
LIABILITIES...................     0.1        1,016,499
                                 -----   --------------


NET ASSETS....................   100.0%  $1,018,151,705
                                 =====   ==============

---------------------
 ADR  American Depository Receipt.
 *    Non-income producing security.
 (a)  Issuer in bankruptcy.
 (b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
 (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $285,008,653 and the aggregate gross unrealized depreciation is $24,698,928, resulting in net unrealized appreciation of $260,309,725.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2000:

 CONTRACTS      IN EXCHANGE  DELIVERY   UNREALIZED
TO DELIVER          FOR        DATE    DEPRECIATION
-----------------------------------------------------------

EUR 3,331,775   $2,954,618   09/05/00    $(2,665)

EUR 4,405,757   $3,907,025   09/05/00     (3,525)

EUR 2,378,523   $2,109,275   09/05/00     (1,903)
                                         --------
Total unrealized depreciation.....
                                         $(8,093)
                                          =======

Currency Abbreviation:

EUR         Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

SUMMARY OF INVESTMENTS August 31, 2000 (unaudited)

                                                                           PERCENT OF
INDUSTRY                                                      VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Aerospace & Defense.....................................  $    9,937,500       1.0%
Cable/Satellite TV......................................       7,843,550       0.8
Computer Communications.................................       6,850,000       0.7
Electric Utilities......................................     451,301,490      44.3
Electrical Products.....................................      23,355,565       2.3
Electronic Equipment/Instruments........................       7,249,473       0.7
Energy..................................................     113,655,453      11.2
Engineering & Construction..............................      16,520,206       1.6
Media Conglomerates.....................................       6,292,800       0.6
Miscellaneous Commercial Services.......................      10,955,000       1.1
Oil & Gas Pipelines.....................................      23,591,250       2.3
Telecommunication Equipment.............................      48,525,411       4.8
Telecommunications......................................     215,319,470      21.1
U.S. Government Agency..................................      43,600,000       4.3
Wireless Communications.................................      32,138,038       3.1
                                                          --------------      ----
                                                          $1,017,135,206      99.9%
                                                          ==============      ====
                                                                           PERCENT OF
TYPE OF INVESTMENT                                            VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Common Stocks...........................................  $  973,535,206      95.6%
Short-Term Investment...................................      43,600,000       4.3
                                                          --------------      ----
                                                          $1,017,135,206      99.9%
                                                          ==============      ====

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $756,825,481)........................................  $1,017,135,206
Cash........................................................          88,115
Receivable for:
    Investments sold........................................       8,970,918
    Dividends...............................................       2,315,044
    Shares of beneficial interest sold......................       1,398,520
    Foreign withholding taxes reclaimed.....................         296,352
Prepaid expenses and other assets...........................          54,344
                                                              --------------

    TOTAL ASSETS............................................   1,030,258,499
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      10,038,750
    Plan of distribution fee................................         800,544
    Shares of beneficial interest repurchased...............         553,882
    Investment management fee...............................         538,275
Accrued expenses and other payables.........................         175,343
                                                              --------------

    TOTAL LIABILITIES.......................................      12,106,794
                                                              --------------

    NET ASSETS..............................................  $1,018,151,705
                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................    $681,701,117
Net unrealized appreciation.................................     260,281,674
Accumulated undistributed net investment income.............       4,431,734
Accumulated undistributed net realized gain.................      71,737,180
                                                              --------------

    NET ASSETS..............................................  $1,018,151,705
                                                              ==============

CLASS A SHARES:
Net Assets..................................................     $17,122,447
Shares Outstanding (unlimited authorized, $.01 par value)...         892,544

    NET ASSET VALUE PER SHARE...............................          $19.18
                                                              ==============

    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 5.54% of net asset value)........          $20.24
                                                              ==============

CLASS B SHARES:
Net Assets..................................................    $985,958,454
Shares Outstanding (unlimited authorized, $.01 par value)...      51,522,322

    NET ASSET VALUE PER SHARE...............................          $19.14
                                                              ==============

CLASS C SHARES:
Net Assets..................................................     $14,823,362
Shares Outstanding (unlimited authorized, $.01 par value)...         779,372

    NET ASSET VALUE PER SHARE...............................          $19.02
                                                              ==============

CLASS D SHARES:
Net Assets..................................................        $247,442
Shares Outstanding (unlimited authorized, $.01 par value)...          12,860

    NET ASSET VALUE PER SHARE...............................          $19.24
                                                              ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

STATEMENT OF OPERATIONS
For the six months ended August 31, 2000 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $435,495 foreign withholding tax).........  $11,075,418
Interest....................................................    1,775,681
                                                              -----------

    TOTAL INCOME............................................   12,851,099
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................       19,660
Plan of distribution fee (Class B shares)...................    4,424,932
Plan of distribution fee (Class C shares)...................       62,494
Investment management fee...................................    3,151,618
Transfer agent fees and expenses............................      457,329
Custodian fees..............................................       97,841
Registration fees...........................................       66,733
Shareholder reports and notices.............................       53,720
Professional fees...........................................       49,098
Trustees' fees and expenses.................................        5,802
Other.......................................................       15,560
                                                              -----------

    TOTAL EXPENSES..........................................    8,404,787
                                                              -----------

    NET INVESTMENT INCOME...................................    4,446,312
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................   73,625,854
    Foreign exchange transactions...........................      (30,448)
                                                              -----------

    NET GAIN................................................   73,595,406
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................  (63,702,593)
    Translation of forward foreign currency contracts, other
     assets and liabilities denominated in foreign
     currencies.............................................       (2,630)
                                                              -----------

    NET DEPRECIATION........................................  (63,705,223)
                                                              -----------

    NET GAIN................................................    9,890,183
                                                              -----------

NET INCREASE................................................  $14,336,495
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                     AUGUST 31, 2000   FEBRUARY 29, 2000
----------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................  $    4,446,312     $  4,492,463
Net realized gain...................................      73,595,406      119,382,547
Net change in unrealized appreciation...............     (63,705,223)      83,643,198
                                                      --------------     ------------

    NET INCREASE....................................      14,336,495      207,518,208
                                                      --------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..................................         (48,088)         (83,825)
    Class B shares..................................      (1,651,153)      (3,039,664)
    Class C shares..................................         (18,609)         (30,462)
    Class D shares..................................            (595)          (1,867)
Net realized gain
    Class A shares..................................        (900,018)        (948,759)
    Class B shares..................................     (52,375,700)     (80,131,375)
    Class C shares..................................        (717,480)        (832,287)
    Class D shares..................................         (10,043)         (13,662)
                                                      --------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............     (55,721,686)     (85,081,901)
                                                      --------------     ------------
Net increase from transactions in shares of
 beneficial interest................................      91,301,733      296,584,034
                                                      --------------     ------------

    NET INCREASE....................................      49,916,542      419,020,341

NET ASSETS:

Beginning of period.................................     968,235,163      549,214,822
                                                      --------------     ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $4,431,734 and $1,703,867, respectively).....  $1,018,151,705     $968,235,163
                                                      ==============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% to the portion of daily net assets in excess of $1 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,972,712 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2000 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $386,893 and $3,151, respectively and received $46,048 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $200,979,457 and $144,660,214, respectively.

For the six months ended August 31, 2000, the Fund incurred brokerage commissions of $4,899 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 2000, the Fund incurred brokerage commissions of $47,519 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $63,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  AUGUST 31, 2000                  FEBRUARY 29, 2000
                                                             --------------------------       ---------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT             SHARES         AMOUNT
                                                             ----------   -------------       -----------   -------------
CLASS A SHARES
Sold.......................................................     748,469   $  14,322,788           248,936   $   4,643,609
Reinvestment of dividends and distributions................      46,355         868,537            51,630         952,265
Acquisition of TCW/DW Global Telecom Trust.................          --              --           179,364       3,214,533
Redeemed...................................................    (567,227)    (10,706,313)         (100,084)     (1,816,074)
                                                             ----------   -------------       -----------   -------------
Net increase - Class A.....................................     227,597       4,485,012           379,846       6,994,333
                                                             ----------   -------------       -----------   -------------
CLASS B SHARES
Sold.......................................................   7,097,699     138,510,208        12,053,173     222,066,989
Reinvestment of dividends and distributions................   2,596,545      48,493,435         4,049,198      74,773,828
Acquisition of TCW/DW Global Telecom Trust.................          --              --        12,225,911     219,153,286
Redeemed...................................................  (5,382,477)   (105,479,513)      (12,652,467)   (232,053,322)
                                                             ----------   -------------       -----------   -------------
Net increase - Class B.....................................   4,311,767      81,524,130        15,675,815     283,940,781
                                                             ----------   -------------       -----------   -------------
CLASS C SHARES
Sold.......................................................     288,827       5,617,149           382,126       7,027,864
Reinvestment of dividends and distributions................      38,018         705,408            45,087         828,680
Acquisition of TCW/DW Global Telecom Trust.................          --              --            76,323       1,361,239
Redeemed...................................................     (57,878)     (1,117,907)         (191,340)     (3,559,146)
                                                             ----------   -------------       -----------   -------------
Net increase - Class C.....................................     268,967       5,204,650           312,196       5,658,637
                                                             ----------   -------------       -----------   -------------
CLASS D SHARES
Sold.......................................................       6,675         128,691           203,662       3,579,874
Reinvestment of dividends and distributions................         538          10,100               805          14,784
Redeemed...................................................      (2,614)        (50,850)         (203,024)     (3,604,375)
                                                             ----------   -------------       -----------   -------------
Net increase (decrease) - Class D..........................       4,599          87,941             1,443          (9,717)
                                                             ----------   -------------       -----------   -------------
Net increase in Fund.......................................   4,812,930   $  91,301,733        16,369,300   $ 296,584,034
                                                             ==========   =============       ===========   =============

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $18,000 during fiscal 2000.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2000, there were outstanding forward contracts.

8. ACQUISITION OF TCW/DW GLOBAL TELECOM TRUST

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Global Telecom Trust ("Global") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Global on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 179,364 Class A shares of the Fund at a net asset value of $17.92 per share for 216,883 Class A shares of Global; 12,225,911 Class B shares of the Fund at a net asset value of $17.93 per share for 15,004,147 Class B shares of Global; and 76,323 Class C shares of the Fund at a net asset value of $17.84 per share for 93,581 Class C shares of Global. The net assets of the Fund and Global immediately before the acquisition were $603,906,296 and $223,729,058, respectively, including unrealized appreciation of $55,835,844 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $827,635,354.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX          FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                              MONTHS ENDED              ENDED                  ENDED                 THROUGH
                                             AUGUST 31, 2000      FEBRUARY 29, 2000      FEBRUARY 28, 1999      FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.......       $20.02                $17.16                $15.10                 $13.77
                                                  ------                ------                ------                 ------
Income from investment operations:
 Net investment income.....................         0.16                  0.23                  0.21                   0.07
 Net realized and unrealized gain..........         0.16                  4.78                  4.02                   1.76
                                                  ------                ------                ------                 ------
Total income from investment operations....         0.32                  5.01                  4.23                   1.83
                                                  ------                ------                ------                 ------
Less dividends and distributions from:
 Net investment income.....................        (0.07)                (0.20)                (0.21)                 (0.07)
 Net realized gain.........................        (1.09)                (1.95)                (1.96)                 (0.43)
                                                  ------                ------                ------                 ------
Total dividends and distributions..........        (1.16)                (2.15)                (2.17)                 (0.50)
                                                  ------                ------                ------                 ------
Net asset value, end of period.............       $19.18                $20.02                $17.16                 $15.10
                                                  ======                ======                ======                 ======
TOTAL RETURN+..............................         1.73%(1)             30.68%                28.37%                 13.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................         1.04%(2)(3)           1.06%(3)              1.10%(3)               1.18%(2)
Net investment income......................         1.56%(2)(3)           1.25%(3)              1.30%(3)               0.88%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....      $17,122               $13,313                $4,892                   $948
Portfolio turnover rate....................           16%(1)                52%                   40%                    14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                          FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED         ------------------------------------
                                       AUGUST 31, 2000(++)    2000*(++)     1999(++)     1998++(++)
--------------------------------------------------------------------------------------------------
                                          (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period..............................        $20.01             $17.15        $15.09        $12.66
                                             ------             ------        ------        ------
Income from investment operations:
 Net investment income...............          0.09               0.11          0.12          0.15
 Net realized and unrealized gain....          0.16               4.78          4.01          3.05
                                             ------             ------        ------        ------
Total income from investment
 operations..........................          0.25               4.89          4.13          3.20
                                             ------             ------        ------        ------
Less dividends and distributions
 from:
 Net investment income...............         (0.03)             (0.08)        (0.11)        (0.15)
 Net realized gain...................         (1.09)             (1.95)        (1.96)        (0.62)
                                             ------             ------        ------        ------
Total dividends and distributions....         (1.12)             (2.03)        (2.07)        (0.77)
                                             ------             ------        ------        ------
Net asset value, end of period.......        $19.14             $20.01        $17.15        $15.09
                                             ======             ======        ======        ======
TOTAL RETURN+........................          1.42%(1)          29.81%        27.60%        26.06%
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................          1.71%(2)(3)        1.74%(3)      1.71%(3)      1.80%
Net investment income................          0.89%(2)(3)        0.57%(3)      0.69%(3)      1.08%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................      $985,958           $944,600      $540,820      $396,483
Portfolio turnover rate..............            16%(1)             52%           40%           14%

                                       FOR THE YEAR ENDED FEBRUARY 28,
                                       -------------------------------
                                         1997              1996*
--------------------------------------------------------------------------------------------------

CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period..............................    $11.33             $9.80
                                         ------            ------
Income from investment operations:
 Net investment income...............      0.10              0.18
 Net realized and unrealized gain....      1.35              1.64
                                         ------            ------
Total income from investment
 operations..........................      1.45              1.82
                                         ------            ------
Less dividends and distributions
 from:
 Net investment income...............     (0.12)            (0.16)
 Net realized gain...................        --             (0.13)
                                         ------            ------
Total dividends and distributions....     (0.12)            (0.29)
                                         ------            ------
Net asset value, end of period.......    $12.66            $11.33
                                         ======            ======
TOTAL RETURN+........................     12.91%            18.76%
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................      1.82%             1.87%
Net investment income................      0.85%             1.66%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................  $352,240          $360,347
Portfolio turnover rate..............        10%               16%

---------------------
 *   Year ended February 29.
 ++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
(++) The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............      $ 19.90            $ 17.08             $ 15.07             $13.77
                                                        -------            -------             -------             ------
Income from investment operations:
 Net investment income............................         0.08               0.09                0.07               0.01
 Net realized and unrealized gain.................         0.16               4.76                4.02               1.76
                                                        -------            -------             -------             ------
Total income from investment operations...........         0.24               4.85                4.09               1.77
                                                        -------            -------             -------             ------
Less dividends and distributions from:
 Net investment income............................        (0.03)             (0.08)              (0.12)             (0.04)
 Net realized gain................................        (1.09)             (1.95)              (1.96)             (0.43)
                                                        -------            -------             -------             ------
Total dividends and distributions.................        (1.12)             (2.03)              (2.08)             (0.47)
                                                        -------            -------             -------             ------
Net asset value, end of period....................      $ 19.02            $ 19.90             $ 17.08             $15.07
                                                        =======            =======             =======             ======
TOTAL RETURN+.....................................         1.36%(1)          29.73%              27.36%             13.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.79%(2)(3)         1.81%(3)           1.85%(3)           1.93%(2)
Net investment income.............................         0.81%(2)(3)         0.50%(3)           0.55%(3)           0.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........      $14,823            $10,156              $3,386               $161
Portfolio turnover rate...........................           16%(1)             52%                 40%                14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............      $20.06             $17.18              $15.11              $13.77
                                                        ------             ------              ------              ------
Income from investment operations:
 Net investment income............................        0.18               0.32                0.25                0.09
 Net realized and unrealized gain.................        0.17               4.76                4.03                1.76
                                                        ------             ------              ------              ------
Total income from investment operations...........        0.35               5.08                4.28                1.85
                                                        ------             ------              ------              ------
Less dividends and distributions from:
 Net investment income............................       (0.08)             (0.25)              (0.25)              (0.08)
 Net realized gain................................       (1.09)             (1.95)              (1.96)              (0.43)
                                                        ------             ------              ------              ------
Total dividends and distributions.................       (1.17)             (2.20)              (2.21)              (0.51)
                                                        ------             ------              ------              ------
Net asset value, end of period....................      $19.24             $20.06              $17.18              $15.11
                                                        ======             ======              ======              ======
TOTAL RETURN+.....................................        1.88%(1)          31.08%              28.70%              13.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................        0.79%(2)(3)        0.81%(3)            0.85%(3)            0.92%(2)
Net investment income.............................        1.81%(2)(3)        1.50%(3)            1.55%(3)            1.04%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........        $247               $166                $117                 $14
Portfolio turnover rate...........................          16%(1)             52%                 40%                 14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such periods.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
GLOBAL UTILITIES
FUND

[PHOTO]

Semiannual Report
August 31, 2000